Principal Accounting Policies	6 Months Ended
Jun. 30, 2026
Principal Accounting Policies [abstract]
PRINCIPAL ACCOUNTING POLICIES
2.	PRINCIPAL ACCOUNTING POLICIES

Basis of preparation

The condensed consolidated financial statements have been prepared in accordance with International Accounting Standard 34 (“IAS 34”) “Interim Financial Reporting”, and should be read in conjunction with the Group’s last annual consolidated financial statements as at and for the year ended December 31, 2025. They do not include all of the information required for a complete set of financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements.

The condensed consolidated financial statements have been prepared on the historical cost basis except for properties and certain financial instruments, which are measured at fair values.

Other than change in accounting policies resulting from application of amendments to IFRSs, the accounting policies and methods of computation used in the condensed consolidated financial statements for the six months ended June 30, 2026 are the same as those presented in the Group’s annual consolidated financial statements for the year ended December 31, 2025.

Application of amendments to IFRS Standards

In the current interim period, the Group has applied the following amendments to an IFRS Accounting Standard issued by IASB, for the first time, which are mandatorily effective for the Group’s annual period beginning on January 1, 2026 for the preparation of the Group’s condensed consolidated financial statements:

Amendments to IFRS 9 and IFRS 7 Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments Contracts Referencing Nature-dependent Electricity

The application of the amendments to IFRS Accounting Standard in the current interim period has had no material impact on the Group’s financial position and performance for the current and prior periods and/or on the disclosures set out in these condensed consolidated financial statements.